JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 52.7%	Shares	Value
Communication Services - 3.8%
Alphabet, Inc. - Class A (a)	69,000	$10,414,170
Meta Platforms, Inc. - Class A	7,372	3,579,696
T-Mobile US, Inc.	15,000	2,448,300
		16,442,166
Consumer Discretionary - 6.2%
Amazon.com, Inc. (a)	31,310	5,647,698
Boot Barn Holdings, Inc. (a)	4,567	434,550
Deckers Outdoor Corporation (a)	1,800	1,694,268
Home Depot, Inc. (The)	16,000	6,137,599
Installed Building Products, Inc.	5,071	1,312,020
M/I Homes, Inc. (a)	20,189	2,751,559
McDonald’s Corporation	19,800	5,582,610
Oxford Industries, Inc.	9,000	1,011,600
TJX Companies, Inc. (The)	15,000	1,521,300
Winmark Corporation	1,401	506,742
		26,599,946
Consumer Staples - 3.9%
Casey’s General Stores, Inc.	2,500	796,125
Nestlé S.A. - ADR	16,300	1,731,060
PepsiCo, Inc.	6,050	1,058,811
Procter & Gamble Company (The)	31,100	5,045,975
Sysco Corporation	35,125	2,851,448
Walmart, Inc.	90,000	5,415,299
		16,898,718
Energy - 2.3%
Chevron Corporation	25,000	3,943,500
ConocoPhillips	9,076	1,155,193
Exxon Mobil Corporation	11,375	1,322,230
Matador Resources Company	8,059	538,099
Petroleo Brasileiro S.A. - ADR	14,723	223,937
Pioneer Natural Resources Company	1,821	478,013
Shell plc - ADR	10,600	710,624
Valero Energy Corporation	10,032	1,712,362
		10,083,958

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 52.7% (Continued)	Shares	Value
Financials - 5.8%
Arthur J. Gallagher & Company	9,295	$2,324,121
Bancorp, Inc. (The) (a)	29,488	986,668
Berkshire Hathaway, Inc. - Class B (a)	7,007	2,946,584
BlackRock, Inc.	2,642	2,202,636
Enova International, Inc. (a)	49,844	3,131,699
Goldman Sachs Group, Inc. (The)	4,377	1,828,229
JPMorgan Chase & Company	30,926	6,194,477
LPL Financial Holdings, Inc.	5,000	1,321,000
MGIC Investment Corporation	31,967	714,782
Nelnet, Inc. - Class A	15,000	1,419,750
Primerica, Inc.	2,086	527,675
Regions Financial Corporation	65,499	1,378,099
		24,975,720
Health Care - 6.9%
Abbott Laboratories	19,650	2,233,419
AbbVie, Inc.	14,792	2,693,623
AstraZeneca plc - ADR	52,456	3,553,894
Cigna Group (The)	2,439	885,820
Danaher Corporation	9,000	2,247,480
Elevance Health, Inc.	4,282	2,220,388
Eli Lilly & Company	7,809	6,075,089
Johnson & Johnson	14,030	2,219,406
Novo Nordisk A/S - ADR	3,757	482,399
Thermo Fisher Scientific, Inc.	5,000	2,906,050
UnitedHealth Group, Inc.	7,621	3,770,109
Zoetis, Inc.	2,550	431,486
		29,719,163
Industrials - 5.8%
ABB Ltd. - ADR	34,656	1,606,652
Caterpillar, Inc.	10,762	3,943,520
Deere & Company	8,500	3,491,290
Eaton Corporation plc	19,768	6,181,057
Encore Wire Corporation	4,283	1,125,487
Generac Holdings, Inc. (a)	2,492	314,341
Lockheed Martin Corporation	2,220	1,009,811
Northrop Grumman Corporation	2,740	1,311,529

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 52.7% (Continued)	Shares	Value
Industrials - 5.8% (Continued)
Schneider Electric SE - ADR	14,004	$634,381
Union Pacific Corporation	8,562	2,105,653
United Rentals, Inc.	4,500	3,244,995
		24,968,716
Information Technology - 14.6%
Accenture plc - Class A	7,000	2,426,270
Apple, Inc.	53,473	9,169,550
ASML Holding N.V.	2,632	2,554,277
Broadcom, Inc.	2,221	2,943,736
Cisco Systems, Inc.	23,171	1,156,465
Insight Enterprises, Inc. (a)	25,000	4,638,000
Jabil, Inc.	26,500	3,549,675
Mastercard, Inc. - Class A	9,000	4,334,130
Microsoft Corporation	40,075	16,860,354
Nova Ltd. (a)	22,432	3,978,988
NVIDIA Corporation	11,386	10,287,935
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,534	480,801
Vishay Intertechnology, Inc.	30,833	699,292
		63,079,473
Materials - 0.8%
Avery Dennison Corporation	8,000	1,786,000
Linde plc	1,757	815,810
Nucor Corporation	3,698	731,834
		3,333,644
Real Estate - 1.0%
American Tower Corporation	5,050	997,830
CBRE Group, Inc. - Class A (a)	14,100	1,371,084
Prologis, Inc.	16,000	2,083,520
		4,452,434
Utilities - 1.6%
American Electric Power Company, Inc.	26,994	2,324,183
Iberdrola S.A. - ADR	22,276	1,110,459
NextEra Energy, Inc.	21,384	1,366,651

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 52.7% (Continued)	Shares	Value
Utilities - 1.6% (Continued)
Sempra	28,231	$2,027,833
		6,829,126

Total Common Stocks (Cost $127,446,877)		$227,383,064

EXCHANGE-TRADED FUNDS - 4.7%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund	17,300	$3,181,297
iShares Gold Trust (a)	209,455	8,799,205
iShares Russell 2000 ETF	30,000	6,309,000
Technology Select Sector SPDR® Fund	8,512	1,772,794
Total Exchange-Traded Funds (Cost $13,720,182)		$20,062,296

CORPORATE BONDS - 8.5%	Par Value	Value
Communication Services - 0.7%
AT&T, Inc., 2.950%, due 07/15/26	$1,000,000	$952,547
Comcast Corporation, 5.350%, due 11/15/27	2,000,000	2,038,141
		2,990,688
Consumer Discretionary - 0.2%
Ross Stores, Inc., 4.700%, due 04/15/27	1,000,000	988,752

Consumer Staples - 0.8%
Tyson Foods, Inc., 4.000%, due 03/01/26	1,500,000	1,463,353
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,098,233
		3,561,586
Energy - 0.2%
BP Capital Markets America, Inc., 4.234%, due 11/06/28	1,000,000	978,639

Financials - 2.6%
Bank of America Corporation,
1.250%, due 09/24/26	2,000,000	1,803,381
5.000%, due 06/22/27	1,000,000	977,393
Bank of Montreal, 2.000%, due 12/22/26	2,500,000	2,255,129
Citigroup, Inc., 3.875%, due 03/26/25	2,000,000	1,965,835
Goldman Sachs Group, Inc. (The), 3.500%, due 04/01/25	1,000,000	981,068

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 8.5% (Continued)	Par Value	Value
Financials - 2.6% (Continued)
Royal Bank of Canada, 5.848%, due 02/14/25	$1,000,000	$1,003,034
State Street Corporation, 5.272%, due 08/03/26	2,000,000	2,010,790
		10,996,630
Health Care - 1.0%
Johnson & Johnson, 1.300%, due 09/01/30	5,000,000	4,135,990

Industrials - 0.3%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,303,195

Information Technology - 2.3%
Apple, Inc., 2.050%, due 09/11/26	2,500,000	2,346,679
Automatic Data Processing, Inc., 1.250%, due 09/01/30	2,000,000	1,634,066
Intel Corporation, 2.875%, due 05/11/24	5,000,000	4,983,910
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	943,952
		9,908,607
Materials - 0.2%
Air Products & Chemicals, Inc., 4.850%, due 02/08/34	1,000,000	989,361

Utilities - 0.2%
Kentucky Utilities Company, 5.125%, due 11/01/40	1,000,000	961,072

Total Corporate Bonds (Cost $38,809,529)		$36,814,520

MUNICIPAL BONDS - 1.7%	Par Value	Value
Ohio - 1.7%
Beavercreek Ohio City School District
Series 2015, 3.250%, due 12/01/36 (Cost $7,409,584)	$7,450,000	$7,245,973

U.S. GOVERNMENT & AGENCIES - 8.0%	Par Value	Value
Federal Farm Credit Bank - 1.7%
0.670%, due 08/04/25	$2,000,000	$1,889,518
2.750%, due 11/06/26	5,725,000	5,472,053
		7,361,571

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 8.0% (Continued)	Par Value	Value
Federal Home Loan Bank - 3.0%
3.650%, due 07/19/24	$1,000,000	$995,199
3.000%, due 12/30/24	1,000,000	985,030
3.125%, due 04/29/25	2,500,000	2,450,082
4.050%, due 07/28/25	2,000,000	1,976,810
0.580%, due 09/11/25	2,000,000	1,880,122
1.020%, due 09/17/26	2,500,000	2,285,545
0.850%, due 10/15/27	2,500,000	2,209,296
		12,782,084
Federal Home Loan Mortgage Corporation - 0.5%
3.125%, due 06/28/24	2,000,000	1,988,926

Federal National Mortgage Association - 2.8%
3.500%, due 09/01/33	2,886,726	2,743,402
3.500%, due 05/25/47	250,843	237,477
2.500%, due 01/01/57	11,190,429	9,250,852
		12,231,731

Total U.S. Government & Agencies (Cost $37,165,712)		$34,364,312

U.S. TREASURY OBLIGATIONS - 22.9%	Par Value	Value
U.S. Treasury Bills (b) - 0.2%
5.445%, due 09/05/24	$1,000,000	$977,675

U.S. Treasury Bonds - 4.0%
5.500%, due 08/15/28	5,000,000	5,247,266
3.625%, due 02/15/44	7,000,000	6,211,133
4.250%, due 02/15/54	6,000,000	5,900,625
		17,359,024
U.S. Treasury Notes - 18.7%
2.000%, due 06/30/24	2,000,000	1,983,099
4.500%, due 11/30/24	30,000,000	29,855,859

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 22.9% (Continued)	Par Value	Value
U.S. Treasury Notes - 18.7% (Continued)
5.000%, due 09/30/25	$5,000,000	$5,012,305
2.375%, due 05/15/27	15,000,000	14,115,234
3.125%, due 11/15/28	30,000,000	28,573,828
4.125%, due 11/15/32	1,000,000	993,164
		80,533,489

Total U.S. Treasury Obligations (Cost $100,270,579)		$98,870,188

MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.22% (c) (Cost $5,910,465)	5,910,465	$5,910,465

Total Investments at Value - 99.9% (Cost $330,732,928)		$430,650,818

Other Assets in Excess of Liabilities - 0.1%		515,227

Net Assets - 100.0%		$431,166,045

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield at time of purchase.

(c)	The rate shown is the 7-day effective yield as of March 31, 2024.

ADR - American Depositary Receipt.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Consumer Discretionary - 14.4%
Beazer Homes USA, Inc. (a)	10,013	$328,426
Boot Barn Holdings, Inc. (a)	4,647	442,162
Boyd Gaming Corporation	3,895	262,211
Brinker International, Inc. (a)	22,182	1,102,002
Deckers Outdoor Corporation (a)	1,437	1,352,591
M/I Homes, Inc. (a)	2,458	335,001
Marriott Vacations Worldwide Corporation	2,670	287,639
Oxford Industries, Inc.	3,040	341,696
Patrick Industries, Inc.	6,190	739,519
Winmark Corporation	1,921	694,826
YETI Holdings, Inc. (a)	8,692	335,077
		6,221,150
Consumer Staples - 3.8%
Andersons, Inc. (The)	5,993	343,818
Casey’s General Stores, Inc.	699	222,597
Coca-Cola Consolidated, Inc.	960	812,554
Ingles Markets, Inc. - Class A	3,455	264,929
		1,643,898
Energy - 5.0%
Chord Energy Corporation	1,480	263,795
HF Sinclair Corporation	8,907	537,716
Magnolia Oil & Gas Corporation - Class A	19,100	495,645
Matador Resources Company	6,600	440,682
Par Pacific Holdings, Inc. (a)	5,439	201,569
SilverBow Resources, Inc. (a)	6,166	210,507
		2,149,914
Financials - 25.1%
American Equity Investment Life Holding Company (a)	9,397	528,299
American Financial Group, Inc.	2,630	358,942
Assured Guaranty Ltd.	10,300	898,676
Axos Financial, Inc. (a)	6,132	331,373
Bancorp, Inc. (The) (a)	7,299	244,225
Enova International, Inc. (a)	17,830	1,120,259
Evercore, Inc. - Class A	6,730	1,296,130
EZCORP, Inc. - Class A (a)	33,000	373,890

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Financials - 25.1% (Continued)
Federated Hermes, Inc.	7,149	$258,222
First BanCorporation	47,750	837,534
Houlihan Lokey, Inc.	6,300	807,597
LPL Financial Holdings, Inc.	1,313	346,895
MGIC Investment Corporation	37,900	847,444
Piper Sandler Companies	6,085	1,207,812
Radian Group, Inc.	26,798	896,929
SouthState Corporation	5,620	477,869
		10,832,096
Health Care - 7.6%
AMN Healthcare Services, Inc. (a)	3,900	243,789
Corcept Therapeutics, Inc. (a)	18,033	454,251
Dynavax Technologies Corporation (a)	46,770	580,416
Innoviva, Inc. (a)	35,600	542,544
Integer Holdings Corporation (a)	4,878	569,165
National HealthCare Corporation	3,545	335,038
Option Care Health, Inc. (a)	10,500	352,170
Varex Imaging Corporation (a)	11,600	209,960
		3,287,333
Industrials - 13.3%
Allegiant Travel Company	4,605	346,342
Boise Cascade Company	4,976	763,169
Encore Wire Corporation	6,285	1,651,573
FTI Consulting, Inc. (a)	5,420	1,139,772
Generac Holdings, Inc. (a)	4,288	540,888
Hillenbrand, Inc.	13,136	660,609
WESCO International, Inc.	3,556	609,072
		5,711,425
Information Technology - 9.5%
Avnet, Inc.	8,250	409,035
Axcelis Technologies, Inc. (a)	2,947	328,649
Concentrix Corporation	2,500	165,550
Insight Enterprises, Inc. (a)	3,605	668,800
Nova Ltd. (a)	3,000	532,140
PC Connection, Inc.	17,500	1,153,775
Progress Software Corporation	5,935	316,395

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Information Technology - 9.5% (Continued)
TD SYNNEX Corporation	1,100	$124,410
Vishay Intertechnology, Inc.	17,551	398,057
		4,096,811
Materials - 6.5%
Cleveland-Cliffs, Inc. (a)	24,575	558,835
Graphic Packaging Holding Company	15,189	443,215
Innospec, Inc.	5,286	681,577
Radius Recycling, Inc. - Class A	13,820	292,017
Warrior Met Coal, Inc.	13,785	836,749
		2,812,393
Real Estate - 7.1%
Agree Realty Corporation	6,505	371,566
DigitalBridge Group, Inc.	21,865	421,339
Healthcare Realty Trust, Inc.	8,000	113,200
Healthpeak Properties, Inc.	14,154	265,388
LXP Industrial Trust	58,560	528,210
National Storage Affiliates Trust	10,974	429,742
Sabra Health Care REIT, Inc.	10,000	147,700
STAG Industrial, Inc.	6,000	230,640
Terreno Realty Corporation	4,200	278,880
Xenia Hotel & Resorts, Inc.	16,940	254,269
		3,040,934
Utilities - 3.0%
IDACORP, Inc.	3,753	348,616
Otter Tail Corporation	5,935	512,784
Portland General Electric Company	10,455	439,110
		1,300,510

Total Common Stocks (Cost $26,156,558)		$41,096,464

U.S. TREASURY OBLIGATIONS - 2.3%	Par Value	Value
U.S. Treasury Bills (b) - 2.3%
4.917%, due 10/03/24 (Cost $975,878)	$1,000,000	$974,157

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.22% (c) (Cost $1,092,493)	1,092,493	$1,092,493

Total Investments at Value - 100.1% (Cost $28,224,929)		$43,163,114

Liabilities in Excess of Other Assets - (0.1%)		(39,584)

Net Assets - 100.0%		$43,123,530

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield at time of purchase.

(c)	The rate shown is the 7-day effective yield as of March 31, 2024.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary - 12.9%
Caleres, Inc.	2,845	$116,730
Century Communities, Inc.	4,662	449,883
Haverty Furniture Companies, Inc.	13,509	460,927
Hibbett, Inc.	1,164	89,407
Hovnanian Enterprises, Inc. - Class A (a)	900	141,246
M/I Homes, Inc. (a)	4,097	558,380
MarineMax, Inc. (a)	5,750	191,245
Modine Manufacturing Company (a)	4,078	388,185
Patrick Industries, Inc.	4,044	483,136
Shoe Carnival, Inc.	12,950	474,489
Standard Motor Products, Inc.	5,625	188,719
Zumiez, Inc. (a)	4,568	69,388
		3,611,735
Consumer Staples - 5.1%
Central Garden & Pet Company - Class A (a)	16,385	604,934
Ingles Markets, Inc. - Class A	10,714	821,550
		1,426,484
Energy - 5.7%
Civitas Resources, Inc.	7,254	550,651
Dorian LPG Ltd.	19,032	731,970
Vital Energy, Inc. (a)	5,814	305,468
		1,588,089
Financials - 26.1%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	3,372	99,879
Bancorp, Inc. (The) (a)	6,900	230,874
Donnelley Financial Solutions, Inc. (a)	16,726	1,037,179
Enova International, Inc. (a)	16,099	1,011,500
Federal Agricultural Mortgage Corporation - Class C	5,967	1,174,784
Investar Holding Corporation	8,542	139,747
Merchants Bancorp	23,196	1,001,603
National Western Life Group, Inc. - Class A	192	94,456
Nelnet, Inc. - Class A	5,646	534,394
OFG Bancorp	25,456	937,035
Piper Sandler Companies	4,690	930,918

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Financials - 26.1% (Continued)
Skyward Specialty Insurance Group, Inc. (a)	2,632	$98,463
		7,290,832
Health Care - 10.8%
Artivion, Inc. (a)	6,753	142,893
Cartesian Therapeutics, Inc. (a)	94,737	947
Dynavax Technologies Corporation (a)	11,764	145,991
Innoviva, Inc. (a)	20,082	306,050
Integer Holdings Corporation (a)	6,396	746,285
iRadimed Corporation	2,400	105,576
iTeos Therapeutics, Inc. (a)	3,964	54,069
Kiniksa Pharmaceuticals, Ltd. - Class A (a)	6,909	136,315
LeMaitre Vascular, Inc.	2,165	143,669
OraSure Technologies, Inc. (a)	9,526	58,585
Pennant Group, Inc. (The) (a)	5,582	109,574
PetIQ, Inc. (a)	3,617	66,119
Semler Scientific, Inc. (a)	2,765	80,766
SIGA Technologies, Inc.	52,400	448,544
Tactile Systems Technology, Inc. (a)	4,236	68,835
UFP Technologies, Inc. (a)	1,193	300,875
Zymeworks, Inc. (a)	10,578	111,281
		3,026,374
Industrials - 15.3%
ACCO Brands Corporation	74,997	420,733
Acme United Corporation	2,095	98,444
ArcBest Corporation	5,285	753,113
Boise Cascade Company	2,500	383,425
Columbus McKinnon Corporation	2,198	98,097
CRA International, Inc.	3,384	506,178
Cross Country Healthcare, Inc. (a)	4,213	78,867
Genco Shipping & Trading Ltd.	8,000	162,640
GEO Group, Inc. (The) (a)	7,691	108,597
Heidrick & Struggles International, Inc.	3,400	114,444
Insteel Industries, Inc.	3,500	133,770
Kforce, Inc.	2,400	169,248
Northwest Pipe Company (a)	3,394	117,704
Powell Industries, Inc.	389	55,355

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Industrials - 15.3% (Continued)
Quanex Building Products Corporation	3,890	$149,493
Shyft Group, Inc. (The)	6,336	78,693
Sterling Infrastructure, Inc. (a)	604	66,627
Transcat, Inc. (a)	2,200	245,146
V2X, Inc. (a)	6,950	324,635
Wabash National Corporation	7,214	215,987
		4,281,196
Information Technology - 16.5%
Cohu, Inc. (a)	8,022	267,373
ePlus, Inc. (a)	4,600	361,284
Insight Enterprises, Inc. (a)	4,631	859,143
Nova Ltd. (a)	7,543	1,337,978
PC Connection, Inc.	12,184	803,291
Photronics, Inc. (a)	22,198	628,647
ScanSource, Inc. (a)	3,090	136,084
Vishay Precision Group, Inc. (a)	6,384	225,547
		4,619,347
Materials - 5.1%
Haynes International, Inc.	2,510	150,901
Innospec, Inc.	2,821	363,740
Radius Recycling, Inc. - Class A	13,227	279,487
United States Lime & Minerals, Inc.	2,070	617,149
		1,411,277
Real Estate - 1.3%
PotlatchDeltic Corporation	7,517	353,449

Utilities - 0.6%
Clearway Energy, Inc. - Class C	7,332	169,003

Total Common Stocks (Cost $16,070,268)		$27,777,786

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.22% (b) (Cost $168,793)	168,793	$168,793

Total Investments at Value - 100.0% (Cost $16,239,061)		$27,946,579

Other Assets in Excess of Liabilities - 0.0% (c)		11,438

Net Assets - 100.0%		$27,958,017

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

(c)	Percentage rounds to less than 0.1%.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

COMMON STOCKS - 81.7%	Shares	Value
Communication Services - 8.3%
Alphabet, Inc. - Class A (a)	4,675	$705,598
Comcast Corporation - Class A	3,645	158,011
Meta Platforms, Inc. - Class A	1,200	582,696
T-Mobile US, Inc.	2,300	375,406
Walt Disney Company (The)	1,425	174,363
		1,996,074
Consumer Discretionary - 9.2%
Best Buy Company, Inc.	1,815	148,884
Crocs, Inc. (a)	2,200	316,360
Deckers Outdoor Corporation (a)	700	658,882
Home Depot, Inc. (The)	700	268,520
M/I Homes, Inc. (a)	1,725	235,100
McDonald’s Corporation	1,000	281,950
Tractor Supply Company	1,205	315,373
		2,225,069
Consumer Staples - 3.9%
Lamb Weston Holdings, Inc.	1,500	159,795
PepsiCo, Inc.	1,100	192,511
Procter & Gamble Company (The)	1,700	275,825
Walmart, Inc.	5,100	306,867
		934,998
Energy - 5.2%
Cheniere Energy, Inc.	845	136,282
Chevron Corporation	2,000	315,480
Matador Resources Company	5,000	333,850
Petroleo Brasileiro S.A. - ADR	20,000	304,200
Valero Energy Corporation	1,000	170,690
		1,260,502
Financials - 9.5%
Bancorp, Inc. (The) (a)	4,900	163,954
BlackRock, Inc.	500	416,849
Charles Schwab Corporation (The)	3,000	217,020
Enova International, Inc. (a)	8,485	533,113
Goldman Sachs Group, Inc. (The)	855	357,125
JPMorgan Chase & Company	2,000	400,600

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.7% (Continued)	Shares	Value
Financials - 9.5% (Continued)
Primerica, Inc.	800	$202,368
		2,291,029
Health Care - 11.3%
Abbott Laboratories	2,625	298,358
AbbVie, Inc.	1,250	227,625
AstraZeneca plc - ADR	4,000	271,000
Cigna Group (The)	800	290,552
Danaher Corporation	825	206,019
Eli Lilly & Company	525	408,428
Johnson & Johnson	1,295	204,856
Novo Nordisk A/S - ADR	2,000	256,800
UnitedHealth Group, Inc.	610	301,767
Zoetis, Inc.	1,595	269,890
		2,735,295
Industrials - 7.0%
ABB Ltd. - ADR	3,500	162,260
Caterpillar, Inc.	800	293,144
Deere & Company	435	178,672
Eaton Corporation plc	1,175	367,398
Encore Wire Corporation	1,000	262,780
Lockheed Martin Corporation	415	188,771
Union Pacific Corporation	850	209,041
Veralto Corporation	275	24,382
		1,686,448
Information Technology - 20.0%
Accenture plc - Class A	465	161,174
Apple, Inc.	3,275	561,597
ASML Holding N.V.	600	582,282
Broadcom, Inc.	300	397,623
Cadence Design Systems, Inc. (a)	1,975	614,778
Cisco Systems, Inc.	1,500	74,865
Insight Enterprises, Inc. (a)	250	46,380
Jabil, Inc.	1,800	241,110
Mastercard, Inc. - Class A	735	353,954
Microsoft Corporation	1,650	694,188

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.7% (Continued)	Shares	Value
Information Technology - 20.0% (Continued)
NVIDIA Corporation	1,200	$1,084,271
		4,812,222
Materials - 2.7%
CF Industries Holdings, Inc.	500	41,605
James Hardie Industries plc - ADR (a)	6,800	275,128
Linde plc	400	185,728
Nucor Corporation	700	138,530
		640,991
Real Estate - 2.5%
Digital Realty Trust, Inc.	1,500	216,060
Prologis, Inc.	2,905	378,289
		594,349
Utilities - 2.1%
American Water Works Company, Inc.	750	91,658
Iberdrola S.A. - ADR	2,000	99,700
NextEra Energy, Inc.	3,480	222,406
Sempra	1,220	87,633
		501,397

Total Common Stocks (Cost $12,620,899)		$19,678,374

CORPORATE BONDS - 5.6%	Par Value	Value
Consumer Discretionary - 1.8%
Starbucks Corporation, 2.550%, due 11/15/30	$500,000	$433,322

Financials - 2.2%
Bank of Montreal, 2.000%, due 12/22/26	200,000	180,410
Citigroup, Inc., 3.875%, due 03/26/25	250,000	245,730
State Street Corporation, 5.272%, due 08/03/26	100,000	100,539
		526,679
Health Care - 0.9%
AstraZeneca plc, 0.700%, due 04/08/26	250,000	229,935

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 5.6% (Continued)	Par Value	Value
Information Technology - 0.7%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	$200,000	$163,407

Total Corporate Bonds (Cost $1,502,376)		$1,353,343

U.S. GOVERNMENT & AGENCIES - 5.3%	Par Value	Value
Federal Farm Credit Bank - 2.0%
0.670%, due 08/04/25	$500,000	$472,379

Federal Home Loan Bank - 0.4%
3.650%, due 07/19/24	100,000	99,520

Federal Home Loan Mortgage Corporation - 1.0%
3.125%, due 06/28/24	250,000	248,616

Federal National Mortgage Association - 1.9%
0.560%, due 10/22/25	500,000	467,377

Total U.S. Government & Agencies (Cost $1,350,000)		$1,287,892

U.S. TREASURY OBLIGATIONS - 5.7%	Par Value	Value
U.S. Treasury Bills (b) - 1.0%
5.385%, due 08/08/24	$250,000	$245,410

U.S. Treasury Bonds - 2.1%
2.250%, due 08/15/49	750,000	500,127

U.S. Treasury Notes - 2.6%
1.125%, due 02/28/25	400,000	385,973
2.625%, due 02/15/29	250,000	232,236
		618,209

Total U.S. Treasury Obligations (Cost $1,386,424)		$1,363,746

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.22% (c) (Cost $387,488)	387,488	$387,488

Total Investments at Value - 99.9% (Cost $17,247,187)		$24,070,843

Other Assets in Excess of Liabilities - 0.1%		14,610

Net Assets - 100.0%		$24,085,453

(a)	Non-income producing security.

(b)	The rate shown is the annualized yield at time of purchase.

(c)	The rate shown is the 7-day effective yield as of March 31, 2024.

ADR - American Depositary Receipt.